Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2017	2016	2015

Success fee related to private placement	-	-	-
Retainer fee	-	-	12

Total	-	-	12

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2017	2016	2015

Retainer fees	$-	$-	$-
Director’s fee	-	-	6

Total	$-	$-	$6

iDnext [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	Year ended December 31,
	2017	2016	2015

Monthly fees	$125	$104	$-

Total	$125	$104	$-